Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Employees [line items]
Number of employees	99,417	95,359
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	24,559	23,959
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	13,783	12,788
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	9,643	9,727
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	47,135	44,621
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,297	4,264
Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	12,730	12,502
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	37,989	35,268